RIGHT-OF-USE ASSETS & LEASE LIABILITIES - Maturity of contractual undiscounted lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Total undiscounted operating lease obligations	$ 374,958
Impact of discounting on operating leases	(232,067)
Total present value of minimum lease payments of operating leases	142,891
Total undiscounted finance lease obligations	43,771
Impact of discounting on finance leases	(9,029)
Total present value of minimum lease payments of finance leases	34,742
Total undiscounted lease obligations	418,729
Impact of discounting	(241,096)
Total lease obligations	177,633	$ 25,331
2023
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Total undiscounted operating lease obligations	28,694
Total undiscounted finance lease obligations	12,862
Total undiscounted lease obligations	41,556
2024
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Total undiscounted operating lease obligations	28,362
Total undiscounted finance lease obligations	11,395
Total undiscounted lease obligations	39,757
2025
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Total undiscounted operating lease obligations	27,919
Total undiscounted finance lease obligations	5,466
Total undiscounted lease obligations	33,385
2026
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Total undiscounted operating lease obligations	27,276
Total undiscounted finance lease obligations	3,390
Total undiscounted lease obligations	30,666
2027
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Total undiscounted operating lease obligations	26,007
Total undiscounted finance lease obligations	2,302
Total undiscounted lease obligations	28,309
2028 and beyond
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Total undiscounted operating lease obligations	236,700
Total undiscounted finance lease obligations	8,356
Total undiscounted lease obligations	$ 245,056